Equity (Details) - Schedule of Common Shares (Parentheticals) - Common Shares [Member] - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Common Shares [Line Items]
Common shares par value	$ 0.01	$ 0.1
Common shares par value employee incentive plan (Before Stock split)	0.01	0.1
Common shares par value net reverse stock split	$ 0.01	$ 0.1